Description of Business and Organisation - Schedule of Cash Flow Information (Details) - CNY (¥)	8 Months Ended	12 Months Ended
	Aug. 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Weishi [Member]
Schedule of Cash Flow Information [Line Items]
Net cash and cash equivalents provided by/(used in) operating activities		¥ (590,367)	¥ 942,658
Net increase/(decrease) in cash		(590,367)	942,658
Cash and cash equivalents at the beginning of the year		942,658
Cash and cash equivalents at the end of the year		¥ 352,291	¥ 942,658
Farm Entities [Member]
Schedule of Cash Flow Information [Line Items]
Net cash and cash equivalents provided by/(used in) operating activities	¥ (299,374)
Net increase/(decrease) in cash	(299,374)
Cash and cash equivalents at the beginning of the year	352,291
Cash and cash equivalents at the end of the year	¥ 52,917